Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Gross written premiums	$ 545,582	$ 467,273	$ 349,292
Reinsurers’ share of insurance premiums	(162,973)	(128,863)	(97,139)
Net written premiums	382,609	338,410	252,153
Change in unearned premiums	(51,458)	(71,054)	(37,959)
Reinsurers’ share of change in unearned premiums	14,047	16,160	1,350
Net change in unearned premiums	(37,411)	(54,894)	(36,609)
Net premiums earned	345,198	283,516	215,544
Claims and claim adjustment expenses	(203,366)	(213,963)	(159,824)
Reinsurers’ share of claims	27,174	62,291	41,761
Net claims and claim adjustment expenses	(176,192)	(151,672)	(118,063)
Commissions earned	23,035	16,053	13,930
Policy acquisition costs	(86,201)	(70,543)	(59,366)
Net policy acquisition expenses	(63,166)	(54,490)	(45,436)
Net underwriting results	105,840	77,354	52,045
General and administrative expenses	(58,946)	(46,923)	(39,266)
Net investment income	16,034	9,967	13,374
Share of loss from associates	(7,248)	(1,479)	(376)
Impairment loss on insurance receivables	(5,181)	(2,861)	(629)
Other revenues	1,844	372	1,428
Other expenses	(2,693)	(1,892)	(2,195)
Listing related expenses		(3,366)	(4,832)
Change in fair value of derivative financial liability	690	(4,418)
Gain (loss) on foreign exchange	(4,897)	2,572	5,704
Profit before tax	45,443	29,326	25,253
Income tax	(1,747)	(2,075)	(1,688)
Profit for the year	$ 43,696	$ 27,251	$ 23,565
Earnings per share
Basic and diluted earnings per share attributable to equity holders (US Dollars) (in Dollars per share)	$ 0.89	$ 0.59	$ 0.69